ProFund VP Small-Cap Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
None
Prospectus [Line Items]
Average Annual Return, Percent			10.86%	4.23%	7.63%
Performance Inception Date		May 01, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.